Cash and cash equivalents, financial investments, derivative financial instruments and other financial assets	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents, financial investments, derivative financial instruments and other financial assets
Cash and cash equivalents, financial investments, derivative financial instruments and other financial assets
4. Cash and cash equivalents, financial investments, derivative financial instruments and other financial assets

Accounting policy

Cash and cash equivalents comprise bank balances and short-term financial investments with maturities of up to 90 days, readily convertible into known amounts of cash and subject to an insignificant risk of change in value. Cash equivalents are held for the purpose of meeting short-term cash commitments.

Investments that do not fall under the classification of cash and cash equivalents are presented as financial investments in a separate line item in the statements of financial position.

The financial assets were classified based on the business model of the Company and its subsidiaries and are disclosed in Note 25.

a. Cash and cash equivalents

	12/31/2024	12/31/2023
Cash and banks
In local currency	211,047	77,488
In foreign currency	194,793	47,664
Financial investments considered cash equivalents
In local currency
Securities and funds in local currency	1,286,152	5,476,726
In foreign currency
Securities and funds in foreign currency	379,601	323,810
Total cash and cash equivalents	2,071,593	5,925,688

b. Financial investments, derivative financial instruments and other financial assets

	12/31/2024	12/31/2023
Financial investments
In local currency
Securities and funds in local currency	2,271,979	82,592
In foreign currency
Securities and funds in foreign currency (a)	2,854,126	‐
Derivative financial instruments and other financial assets at fair value (b)	833,986	1,162,283
Total financial investments and derivative financial instruments	5,960,091	1,244,875
Current	2,553,011	292,934
Non-current	3,407,080	951,941

(a) Refers substantially to financial investments made by subsidiary Ultrapar International in Time Deposits.

(b) Accumulated gains, net of withholding income tax (see Note 25.f).